As filed with the Securities and Exchange Commission on May 11, 2012

Securities Act File No. 002-23727

Investment Company Act File No. 811-01311

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 78	☒
and/or
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 39	☒

THE GAMCO MATHERS FUND

(Exact Name of Registrant as Specified in Charter)

One Corporate Center, Rye, New York 10580-1422

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: 1-800-422-3554

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

Rye, New York 10580-1422

(Name and Address of Agent for Service)

Copies to:

Sonia K. Kothari, Esq.	Michael R. Rosella, Esq.
The GAMCO Mathers Fund	Paul Hastings LLP
One Corporate Center	75 E. 55th Street
Rye, New York 10580-1422	New York, New York 10022

It is proposed that this filing will be effective:

☒	immediately upon filing pursuant to paragraph (b); or
☐	on pursuant to paragraph (b); or
☐	60 days after filing pursuant to paragraph (a)(1); or
☐	on pursuant to paragraph (a)(1) or;
☐	75 days after filing pursuant to paragraph (a)(2); or
☐	on pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant, THE GAMCO MATHERS FUND, certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Rye, and State of New York, on the 11th day of May, 2012.

THE GAMCO MATHERS FUND

BY:	/s/ Bruce N. Alpert
Bruce N. Alpert
Executive Vice President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 78 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

Mario J. Gabelli* Mario J. Gabelli	Chairman	May 11, 2012

Henry G. Van der Eb* Henry G. Van der Eb	President, Trustee and Chief Executive Officer	May 11, 2012

/s/ Bruce N. Alpert Bruce N. Alpert	Executive Vice President and Secretary	May 11, 2012

/s/ Agnes Mullady Agnes Mullady	Treasurer (Principal Financial and Accounting Officer)	May 11, 2012

M. Bruce Adelberg* M. Bruce Adelberg	Trustee	May 11, 2012

E. Val Cerutti* E. Val Cerutti	Trustee	May 11, 2012

Anthony S. Colavita* Anthony S. Colavita	Trustee	May 11, 2012

Vincent D. Enright* Vincent D. Enright	Trustee	May 11, 2012

Anthony R. Pustorino* Anthony R. Pustorino	Trustee	May 11, 2012

Werner J. Roeder* Werner J. Roeder	Trustee	May 11, 2012

Anthonie C. van Ekris* Anthonie C. van Ekris	Trustee	May 11, 2012

*By:	/s/ Bruce N. Alpert
Bruce N. Alpert
Attorney-in-fact

Exhibit Index

Exhibit No.	Description
EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxomony Extension Presentation Linkbase